Income tax expense	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Income tax expense
8. Income tax expense
The major components of income tax expense for the years ended are:

Tax expense (benefit) for the year	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Taxes payable on the result of the year	$44	$160	$41
Adjustment in respect to prior years	(112)	—	—
Change in deferred tax asset/liability	(31)	—	—

Income tax expense (benefit)	$(99)	$160	$41

Specification of deferred tax	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Employer’s tax on share-based compensation	$(216)	$(3)	$—
Fixed Assets	675	62	(52)
Inventory	(213)	(1,154)	(853)
Accruals US	(1,144)	—	—
US SME credits, net	(1,787)	—	—
Losses carried forward	(225,951)	(193,497)	(164,537)

Basis for deferred taxes	(228,636)	(194,592)	(165,632)
Calculated net deferred tax income, local tax rates 5-22%	51,251	(42,772)	(36,365)
Unrecognized deferred tax asset *	(51,251)	42,803	36,391

Deferred tax liability in the balance sheet	$—	$(31)	$(26)

Reconciliation of tax expense (benefit)	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Result (loss) before tax	$(26,853)	$(32,263)	$(30,184)

Norway statutory tax rate of 22%	(5,908)	(7,412)	(7,127)
Difference in local tax rates from 22%	22	160	41
Tax on permanent differences	389	640	571
Effect on deferred tax from change in future tax rate from 23%	—	—	1,763
Adjustment in respect to prior years	(112)	—	—
Change in deferred tax asset not recognized on December 31 **	5,510	6,772	4,793

Actual tax expense (benefit)	$(99)	$160	$41

*
The accumulated unrecognized deferred tax assets amounting to $45,132 and $42,772 at December 31, 2020 and 2019, respectively, are related to tax losses carry forward in Norway and the UK. IDEX Biometrics ASA has not generated taxable profits in prior years. At December 31, 2020 there was not sufficiently convincing evidence that sufficient taxable profit will be generated, against which the unused tax losses could be applied. Consequently, no deferred tax asset has been recognized. There are no restrictions as to how long tax losses may be carried forward in Norway.

**	The change in deferred tax asset not recognized contains foreign currency exchange effects on the loss carry forward in Norway, denominated in NOK.
There are no deferred tax charges to other comprehensive income in 2020, 2019, or 2018.